Provision for legal proceedings and judicial deposits - Summary of Principal Proceedings for Which Deem Risk of Loss as Possible (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		R$ 19,835,788	R$ 17,383,445
Legal proceedings contingent liability, civil, regulatory and environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		5,476,470	5,032,906
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		942,352	968,426
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Tax [Member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		13,416,966	11,382,113
Legal Proceedings Contingent Liability, Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		13,416,966	11,382,113
Legal Proceedings Contingent Liability, Tax [member] | Federal income taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[1]	4,344,963	3,619,834
Legal Proceedings Contingent Liability, Tax [member] | ICMS - State VAT [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[2]	3,042,710	2,869,089
Legal Proceedings Contingent Liability, Tax [member] | PIS and COFINS - Revenue taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[3]	2,182,933	1,529,885
Legal Proceedings Contingent Liability, Tax [member] | IRRF - Withholding tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[4]	1,227,555	1,030,981
Legal Proceedings Contingent Liability, Tax [member] | Penalties related to tax positions [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[5]	473,690	483,577
Legal Proceedings Contingent Liability, Tax [member] | IPI - Excise tax credit - NT [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[6]	455,121	451,781
Legal Proceedings Contingent Liability, Tax [member] | MP 470 - Tax installments [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[7]	357,500	304,961
Legal Proceedings Contingent Liability, Tax [member] | INSS - Social security and other [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[8]	226,807	226,857
Legal Proceedings Contingent Liability, Tax [member] | Compensation with IPI - IN 67/98 [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[9]	183,585	181,655
Legal Proceedings Contingent Liability, Tax [member] | Goodwill [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[10]	84,953	83,734
Legal Proceedings Contingent Liability, Tax [member] | Stock option [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[11]	63,986	70,072
Legal Proceedings Contingent Liability, Tax [member] | Foreign financial operation [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[12]	29,136	28,701
Legal Proceedings Contingent Liability, Tax [member] | Financial transactions tax on loan [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		14,886	53,765
Legal Proceedings Contingent Liability, Tax [member] | Other [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		R$ 729,141	R$ 447,221

[1]	The Company and its subsidiaries have (a) assessment notices related to the disallowance of deductions from the amortization of goodwill expense; (b) The subsidiary Comgás was aware of the non-approval of tax debt offsetting carried out in 2015 and 2016, using credits arising from Corporate Income Taxes (Imposto de Renda Pessoa Jurídica), or “IRPJ,” and Social Contribution on Net Profits (Contribuição Social sobre o Lucro Líquido), or “CSLL.” After administrative discussion, some of the declarations have already been definitively ratified by the Brazil Internal Revenue Service (Receita Federal do Brasil); (c) 50% isolated fine tax assessment notices resulting from non-approval. compensation made through PER/DCOMP; and (d) questioning the limitations included in article 74, IX, of Law No. 9,430/96, by article 6 of Law No. 13,670/2018, which restricted the right of companies to proceed with the settlement of the monthly anticipations of IRPJ and CSLL calculated by estimate, through compensation.
[2]	The legal claims related to the ICMS essentially involve: (a) The part related to the fine required in the infraction notices issued for alleged failure to pay ICMS and non-compliance with ancillary obligations, in an agricultural partnership and industrialization operation by order; (b) ICMS levied on exits of crystallized sugar destined for export, benefited by the Tax Immunity, which, in the view of farmers, such a product would be classified as semi-finished goods; (c) tax assessment notices related to the collection of the ICMS rate differential resulting from sales and / or purchases of goods that, after the operations, had their state registrations revoked; (d) ICMS requirement resulting from disallowance of diesel oil credits used in the agro-industrial production process; (e) ICMS requirement arising from alleged inventory differences; (f) ICMS requirement resulting from tax substitution and tax war and (g) payment of FEEF - State Tax Balance Fund (deposit of 10% of the ICMS amount exempted by the use of tax benefits) on the industrialization and commercialization operations of lubricating oil, considering that the constitutional immunity provided for in art. 155, § 2, X, “b” of CF / 88 cannot be considered as a tax benefit under the terms of Law No. 7,248 / 2016, regulated by State Decree No. 45,810/2016. Judicial deposits made monthly; (h) requirement of complementary ICMS, as a tax substitute, referring to the amounts received as (i) territorial concession, (ii) provision of administration services and optimization of delivery logistics to the customer and (iii) reimbursement of expenses with logistics procedures.
[3]	The possible legal claims related to PIS and COFINS are substantially related to the disallowance of PIS and COFINS credits by the non-cumulative system, provided for in Laws No. 10,637/2002 and 10,833/2003.
[4]	The subsidiary CLE had an assessment notice drawn up for the collection of income tax withheld at source, as a tax officer, due to an alleged capital gain resulting from the acquisition of assets from companies located abroad.
[5]	The Company was assessed due to the disregard of the tax benefits of REPORTO (PIS and COFINS suspension), on the grounds that the locomotives and freight cars purchased in 2010 were used outside the limits area of the port. Therefore, the Company was assessed to pay PIS and COFINS, as well as an isolated fine corresponding to 50% of the value of acquired assets.
[6]	Tax claims filed by the Brazilian federal government regarding the tax on industrialized products (Imposto sobre produtos industrializados), or “IPI,” mainly related to: (i) allegedly due as a result of the removal of certain types of sugar from 1995 to 1997 and from 1992 to 1997. Three of the lawsuits are pending judgment by the lower court, while two of the lawsuits are pending judgment of the appeal filed by the attorney general against the lower court decision rendered in favor of the Company. In addition, to these tax claims, the Company is also a party to other proceedings regarding the IPI imposed on sugar products of certain polarity levels (sugar products with a polarity level of at least 99.5º are exempt from IPI); and (ii) CLE has a requirement of IPI at restricting its constitutional immunity from oil lubricant derived.
[7]	Brazilian federal tax authorities have partially rejected the Company’s application for payment of federal tax debts with carryforward losses, pursuant to the payment plan provided for by provisional measure No. 470/2009. The Brazilian federal tax authorities’ notice in this respect stated that Company’s carryforward losses are not sufficient to offset the relevant debts.
[8]	The legal proceeding related to INSS payment involve the following: (a) the legality and constitutionality questioning Normative Instruction MPS/SRP Nº 03/2005, which restricted the constitutional immunity over social contributions on export revenues through direct sales, consistent with the manner exports made via trading companies are now taxed; (b) assessment of National Rural Apprenticeship Service (Serviço Nacional de Aprendizagem Rural), or “SENAR,” social contribution on direct and indirect exports, in which the tax authorities disregard the right to constitutional immunity and (c) requirement of social security contribution on stock purchase through stock option plans.
[9]	The lawsuits related to the IPI essentially involve: (a) Tax requirement on sugar sales subject to zero rate, due to their polarization degree greater than 99.5º or without IPI, under the terms of the Normative Instruction 67/98 and (b) in the subsidiary CLE tax requirement, on the output of lubricating grease, of a product immune to the collection of IPI, as it is derived from oil.
[10]	Tax assessment issued by the Brazilian Tax Authority in 2011, 2013 and 2019 against Rumo S.A. concerning: (a) amortization expense disallowance based on future profitability, as well as financial expenses; (b) non-taxation of supposed capital gain on disposal of equity interest in a Company of the same group and (c) supposed capital gain on disposal of equity interest in a Company of the same group in 2019. Contingency adjusted due to the partial success of administrative proceeding.
[11]	Tax assessments issued against the Rumo S.A. for the collection of social security contributions (20% on the amount paid) of amounts related to the stock option plan granted to employees, managers and third parties. The main reason for the assessment is the alleged remunerative nature.
[12]	Tax assessment notices issued to require additional income tax, social contribution, PIS and COFINS, for the calendar years 2005 to 2008 as a result of the following alleged violations: (a) improper deduction from taxable income and CSLL calculation basis of financial costs arising from loans with foreign financial institutions, (b) improper exclusion from taxable income and CSLL calculation basis of financial income from securities issued by the Government of Austria and the Government of Spain, (c) no inclusion, in the income tax and CSLL calculation basis, of gains earned in swap operations, and the absence of taxation of financial income resulting from these contracts by PIS and COFINS, (d) improper exclusion from taxable income and the CSLL calculation basis, using PIS and COFINS credits, and (e) improper exclusion from taxable income and CSLL calculation using deferred CSLL. A reduction in tax assessment resulted from a favorable by Board of Tax Appeals (Conselho Administrativo de Recursos Fiscais), or “CARF,” judgment that involved the cancellation of most tax requirements.